Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	General Motors Financial Company, Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	1-10667
Entity Tax Identification Number	75-2291093
Entity Address, Address Line One	801 Cherry Street
Entity Address, Address Line Two	Suite 3500
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	302-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	6.150% Senior Notes due 2035
Trading Symbol	GM/35B
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000804269
Amendment Flag	false